EQUITY (Table)	12 Months Ended
Dec. 31, 2022
EQUITY.
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2020	1,223,591	245	50	–	245
At 31 December 2021	1,223,591	245	50	–	245
At 31 December 2022	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2020	885,207	177	50	–	177
Share options	327	–	–	–	–
Shares cancelled	(649)	–	–	–	–
At 31 December 2020	884,885	177	50	–	177
Share options	306	–	–	–	–
At 31 December 2021	885,191	177	50	–	177
Share options	229	–	–	–	–
Shares cancelled	(7,770)	(2)	–	–	(2)
At 31 December 2022	877,650	175	50	–	175

Schedule of the capital

	2022	2021	2020
	$ million	$ million	$ million
Share capital	175	177	177
Share premium	615	614	612
Capital redemption reserve	20	18	18
Treasury shares	(118)	(120)	(157)
Retained earnings and other reserves	4,567	4,879	4,629
	5,259	5,568	5,279

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2021	136	21	157
Shares transferred from treasury	(30)	30	–
Shares transferred to Group beneficiaries	(13)	(24)	(37)
At 31 December 2021	93	27	120
Shares purchased	150	8	158
Shares transferred from treasury	(41)	41	–
Shares transferred to Group beneficiaries	(6)	(25)	(31)
Shares cancelled	(129)	–	(129)
At 31 December 2022	67	51	118

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2021	7.9	1.2	9.1
Shares transferred from treasury	(1.7)	1.7	–
Shares transferred to Group beneficiaries	(0.8)	(1.3)	(2.1)
At 31 December 2021	5.4	1.6	7.0
Shares purchased	9.7	0.4	10.1
Shares transferred from treasury	(2.6)	2.6	–
Shares transferred to Group beneficiaries	(0.4)	(1.4)	(1.8)
Shares cancelled	(7.8)	–	(7.8)
At 31 December 2022	4.3	3.2	7.5

Schedule of dividends

	2022	2021	2020
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2021 (2020: 23.1¢, 2019: 23.1¢) paid 11 May 2022	202	203	202
Ordinary interim of 14.4¢ for 2022 (2021: 14.4¢, 2020: 14.4¢) paid 26 October 2022	125	126	126
	327	329	328